Investment Strategy - Blackstone Alternative Multi-Strategy Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Blackstone Alternative Investment Advisors LLC (the “Adviser”) seeks to achieve the Fund’s objective principally by allocating the Fund’s assets among a variety of non‑traditional or alternative investment strategies. The Adviser allocates the Fund’s assets among sub‑advisers with experience managing non‑traditional or alternative investment strategies (the “Sub‑Advisers”) and among Investment Funds (as described below) generally employing non‑traditional or alternative investment strategies. The Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub‑Advisers with respect to particular investments. In pursuing the Fund’s investment objective, the Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The main strategies and sub‑strategies of the Fund and the Investment Funds are listed below. Such strategies and sub‑strategies may be executed using quantitative, fundamental, or other techniques and may be expanded to include other strategies in the future.
Equity Hedge Strategies, which employ both long and short positions in primarily equity securities and equity- related derivatives.
Event-Driven Strategies, which focus on event-linked, reinsurance-related, acquisition-related, and other types of instruments, including equities, debt income securities, and derivatives that are currently or may be prospectively affected by transactions or events, including mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance, other capital structure adjustments, shareholder activism, or triggering events relating to weather, natural disasters, and other catastrophes.
Macro Strategies, which seek to profit from movements in, or risks related to, underlying macroeconomic variables and/or risk premia factors, and the impact those variables and factors have on equity, fixed income, currency, and/or commodity markets.
Relative Value Strategies, which focus on potential valuation discrepancies in related financial instruments.
Multi-Strategy Strategies, which employ a wide variety of strategies, including some or all of those described above, with allocations among such strategies based upon analysis of fundamental, statistical, technical, or other factors.
The Adviser determines the allocations of the Fund’s assets and allocates a significant majority of the Fund’s assets among affiliated and unaffiliated Sub‑Advisers with expertise in non‑traditional or alternative investment strategies. A Sub‑Adviser may be engaged to employ two or more strategies with respect to its allocated portion of the Fund’s assets or to manage two or more separate allocated portions of the Fund’s assets. The Adviser is responsible for selecting the strategies, for identifying and retaining Sub‑Advisers with expertise in the selected strategies, and for determining the amount of Fund assets to allocate to each Sub‑Adviser. The Adviser will adjust allocations from time to time, among strategies or Sub‑Advisers based on its assessment of Sub‑Adviser performance, market conditions, and opportunities. The Adviser, from time to time, has chosen not to allocate to certain Sub‑Advisers, and there may be lengthy periods of time when there is no allocation to one or more Sub‑Advisers or strategies described in this Prospectus. In allocating the Fund’s assets among non‑traditional or alternative strategies, the Adviser reviews a number of quantitative and qualitative factors, including, without limitation, macroeconomic scenarios, market sentiment, diversification, strategy capacity, regulatory constraints, and the fees associated with the strategy. For additional information, see “More on Fund Management—Adviser and Sub‑Advisers—Selection of Sub‑Advisers.”
The Adviser may retain discretionary and non‑discretionary Sub‑Advisers for the Fund. Each discretionary Sub‑Adviser is responsible for the day‑to‑day management of the portion of the Fund’s assets that the Adviser allocates to it. A non‑discretionary Sub‑Adviser implements its investment strategy in coordination with the Adviser in the Adviser’s discretion. The Adviser has the responsibility to oversee each Sub‑Adviser, subject to the ultimate oversight of the Fund’s board of trustees (the “Board of Trustees”). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub‑Advisers. Although this could change at any time, as of the date of this Prospectus, there are currently no non‑discretionary Sub‑Advisers.
The Adviser recommends the hiring, termination, and replacement of Sub‑Advisers in accordance with the terms of an exemptive order that the Fund and the Adviser have obtained from the Securities and Exchange Commission (the “SEC”). This order permits the Adviser, subject to supervision and approval by the Board of Trustees, to enter into, and to amend in material respects, sub‑advisory agreements without seeking the approval of the Fund’s shareholders. The Fund will furnish shareholders with information about a new Sub‑Adviser within 90 days of hiring the Sub‑Adviser. In accordance with a separate exemptive order that the Trust and the Adviser have obtained from the SEC, the Board of Trustees may approve a new sub‑advisory agreement or a material amendment to an existing sub‑advisory agreement at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and the other conditions in the exemptive order are met.
The Adviser has currently entered into sub‑advisory agreements with, and may allocate the Fund’s assets to, the following Sub‑Advisers:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Callodine Capital Management, LP	Equity Hedge Strategies
Caspian Capital LP	Event-Driven Strategies
Catalio Capital Management, LP	Equity Hedge Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Engelhart CTP Commodity Trading US, LLC	Macro Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Harvest Fund Advisors LLC	Equity Hedge Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Oak Hill Advisors, L.P.	Relative Value Strategies
OT Research	Equity Hedge Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers, LLC	Event-Driven Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies
The investment strategy for each Sub‑Adviser listed above is its principal strategy, but the Sub‑Advisers may also implement other investment strategies with the portion(s) of the Fund’s assets allocated to them. There may be periods of time when there is no allocation to one or more Sub‑Advisers or strategies described above. For example, although this could change at any time, as of the date of this Prospectus, there is no allocation to Nephila Capital Ltd.
The Adviser manages Fund assets not allocated to the Sub‑Advisers. In doing so, the Adviser may manage assets through allocations to Investment Funds, may instruct Sub‑Advisers with respect to particular investments, may take hedging positions, and may otherwise engage in direct investing subject to applicable law and the policies, procedures, and internal guidelines of the Adviser and the Fund. Under normal circumstances, the Adviser may manage up to 35% of the Fund’s assets directly. Discretionary allocations to any Sub‑Advisers that are affiliates of the Adviser, allocations to non‑discretionary Sub‑Advisers, cash and cash equivalents held by the Adviser for portfolio management purposes, and investments made for hedging purposes or in connection with temporary defensive positions are not considered to be part of the 35% of Fund assets the Adviser may manage directly. The Adviser has adopted additional limitations on assets managed directly and through affiliated Sub‑Advisers. Such limits may change from time to time at the sole discretion of the Adviser. See the Potential Conflicts of Interest section in the Statement of Additional Information (“SAI”) for more information.
The Adviser may invest up to 25% of the Fund’s assets in unaffiliated hedge funds, funds traded publicly on foreign exchanges, funds that are Undertakings for Collective Investment in Transferable Securities (“UCITS funds”), real estate investment trusts (“REITs”), business development companies (“BDCs”), open‑end and closed‑end registered investment companies (including without limitation unit investment trusts (“UITs”) and exchange-traded funds (“ETFs”)), and other commingled investment vehicles (collectively, the “Investment Funds”). A portion of the Investment Funds (no more than 15% of the Fund’s net assets, taken together with any other illiquid assets held by the Fund) is expected to be “illiquid” (i.e., holdings that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Investment Funds in which the Fund invests are not subject to the investment policies of the Fund and are expected to have different investment policies, which may be contrary to those of the Fund.
The Fund’s assets may be invested in one or more of its three wholly-owned and controlled subsidiaries (the “Subsidiaries”). One of the Subsidiaries is formed under the laws of the Cayman Islands (the “Cayman Subsidiary”) and two are formed as limited liability companies under the laws of the State of Delaware (each, a “Domestic Subsidiary” and together, the “Domestic Subsidiaries”). The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities, commodities, and other assets. The Domestic Subsidiaries typically invest, directly or indirectly through the use of derivatives, in securities. The Adviser advises each Subsidiary and will retain one or more Sub‑Advisers at the Fund and/or Subsidiary level.
In addition, certain Sub‑Advisers will (and the Adviser and other Sub‑Advisers may) obtain for the Fund synthetic exposure to investment strategies through one or more total return swaps or structured notes (a “Basket Swap” or a “Basket Note”). For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, commodities, and/or other assets identified by the Sub‑Adviser (or the Adviser) and/or managed in an account by the Sub‑Adviser. For a Basket Note, the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub‑Adviser (or the Adviser) manages a portfolio reflecting a basket of securities, derivatives, commodities, and/or other assets. The Sub‑Adviser (or the Adviser) will select and manage the securities, derivatives, commodities, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub‑Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may from time to time obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.
The Fund has investment exposure, directly or indirectly through the Subsidiaries, Basket Swaps, Basket Notes, or Investment Funds, to a broad range of instruments, markets, and asset classes economically tied to U.S. and foreign markets (including emerging markets). (Unless indicated otherwise, references to the investment exposure or risks of the Fund should be understood to refer to the Fund’s direct investment exposure and risks and its indirect investment exposure and risks through the Subsidiaries, Basket Swaps, Basket Notes, or Investment Funds.) Investments may include, but are not limited to, equity securities, fixed income securities, and derivative and commodity instruments. The Fund may take both long and short positions in any of its investments. The Fund has flexibility in its allocation to asset classes, market sectors, and instruments and will vary the percentage of its assets invested in each asset class, market sector, and instrument from time to time. Other than limits described herein and in the SAI, there is no limit on the amount of exposure the Fund may have to any specific asset class, market sector, or instrument. The Fund may purchase securities or other property throughout the world on recognized markets, in private placements, and through both initial and secondary underwritten offerings (including Rule 144 and 144A securities, which are securities that may be resold without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to an exemption from registration under the 1933 Act). To the extent permitted by the Investment Company Act of 1940, as amended, (the “1940 Act”), the Fund may invest a significant portion of its assets in a variety of commodity and other instruments, including futures on California Carbon Allowances (“CCAs”). The Fund may have significant investment leverage (directly or indirectly) as a result of its use of derivatives, including Basket Swaps, its use of Basket Notes, or its investments in Investment Funds. Additionally, the Fund may lend its portfolio securities, and may use the collateral it receives for the securities on loan to purchase any investment, which may result in investment leverage.
The equity securities in which the Fund may invest include equity securities of companies of any market capitalization throughout the world (on both U.S. and foreign markets (including emerging and frontier markets)), which may include common stocks, preferred stocks, convertible securities, depositary receipts, ETFs, REITs, and partnership interests, rights and warrants, or securities or other instruments whose price is linked to the value of the common stock, and securities issued by special purpose acquisition companies (“SPACs”) (i.e., typically publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with unaffiliated companies to be identified subsequent to the IPO) or similar special purpose entities that pool funds to seek potential acquisition opportunities.
The fixed income securities in which the Fund may invest include debt securities of governments throughout the world (on both U.S. and foreign markets (including emerging and frontier markets)) as well as their agencies and/or instrumentalities, debt securities of corporations throughout the world (on both U.S. and foreign markets (including emerging and frontier markets)), including inflation-indexed securities, debt securities of any duration, maturity, or credit rating (including below investment grade debt securities (commonly known as “junk bonds”)) or debt securities that are unrated, commercial and residential mortgage-backed securities, asset-backed securities (including those backed by consumer assets), adjustable rate securities, stripped securities (i.e., securities resulting from the separation of income and principal components of debt securities, such as interest-only debt securities), net interest margin securities (i.e., securities based on the value of excess cash flows received by underlying mortgage-backed securities), bank and direct loans, loan assignments and loan participations, bankruptcy or trade claims, and event-linked instruments (including catastrophe bonds).
The derivative instruments in which the Fund may invest include futures and forward contracts, such as index, interest rate, commodity, or government bond futures and TBAs; swaps, such as basket swaps, credit default swaps, total return swaps, interest rate swaps (including constant maturity swaps), currency swaps, swaptions, volatility and variance swaps (which provide exposure to the future volatility of an asset without exposure to the direction of price movements of that asset), and/or contracts for difference; call and put options, including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts, over‑the‑counter (“OTC”) options, currency options, and non‑standard options, including digital options (otherwise known as binary options or all‑or‑nothing options) and barrier options, which come into existence (“knock‑in”) or cease to exist (“knock‑out”) if the price of a reference asset reaches a particular threshold before the contract’s expiration; warrants and rights; and any derivative on a security issued by a SPAC. The Fund may invest in derivative instruments with various types of reference assets, including without limitation equities, bonds, or other securities, currencies, interest rates, physical commodities or commodity interests, market-based or other indices, or a combination of the foregoing. The Fund may also invest in foreign currency futures, forwards, or exchange contracts. Any of these derivatives may be used in an effort to gain economic exposure to one or more alternative investment strategies, to enhance returns, or to hedge the Fund’s positions by managing or adjusting the risk profile of the Fund or its individual positions. At times, the Fund may invest a significant portion of its assets in derivative instruments. In addition to derivative instruments, the Fund may also invest in repurchase agreements, or reverse repurchase agreements, and purchase and sale contracts. See the Additional Information on Investment Techniques of the Fund and Related Risks—Swap Contracts and Other Two‑Party Contracts section of the SAI for more information.
From time to time, the Fund may have substantial exposure to a particular asset class, industry, sector, country, or region.
The Fund operates as a diversified open‑end investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).